CASH AND CASH EQUIVALENTS - Disclosure of composition of cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	$ 33,880	$ 87,332	$ 8,195	$ 4,412
US Dollar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	11,415	32,196
New Israeli Shekel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	1,498	28,687
Euro
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	11,182	13,834
British pound sterling
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	3,909	8,020
Australian Dollar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	1,650	1,045
Other Currencies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	$ 4,226	$ 3,550